Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Stockholders' Equity

NOTE 9 – STOCKHOLDERS’ EQUITY

The Company’s capitalization at June 30, 2018 was 100,000,000 authorized common shares with a par value of $0.0001 per share, and 20,000,000 authorized preferred shares with a par value of $0.0001 per share.

Common Stock

On January 2, 2018, the Company entered into a stock-for-stock acquisition agreement with Anvia Australia, an entity organized under the laws of Australia. Pursuant to the terms of the Acquisition, the Company issued to the owner of Anvia Australia 5,000 shares of its common stock, valued at $0.60 per share as the fair value of the common stock, in exchange for all of the issued and outstanding stock of Anvia Australia to complete the share exchange and restructuring of entities under common control. Mr. Ali Kasa, who is the officer, director and majority shareholder of the Company, is the spouse of Mrs. Lindita Kasa, the sole shareholder of Anvia Australia prior to the acquisition. The Company issued the shares to Ms. Lindita Kasa on May 10, 2018. The Company has recast prior period financial statements to reflect the conveyance of Anvia Australia to the Company as if the restructuring had occurred as of the earliest date of the consolidated financial statements.

On May 10, 2018, the Company issued to Mr. Nikolin Kasa, brother of Mr. Ali Kasa, 5,000 shares of its common stock valued at its fair market value of $6,000 for providing consulting and business advisory services.

On June 21, 2018, the Company issued 272,058 shares of common stock as a commitment fee in fully refundable shares, provided however, the Company satisfies its obligations on the Labrys Note on or before December 21, 2018.  The shares are to be returned to the treasury of the Company in the event the Labrys Note is fully repaid on or prior to December 21, 2018.  The refundable shares fair value was calculated at $408,087 at the fair market value of common stock on the date of issuance (Note 7).

As a result of all common stock issuances, the total issued and outstanding shares of common stock at June 30, 2018 and December 31, 2017 were 19,285,425 and 19,003,367, respectively.

Preferred stock

Series A Preferred Stock

The Company’s directors and officers have a beneficial ownership of the entire class of the Company’s Series A Preferred Stock, which voting together as a class, have the right to vote 51% of the Company’s voting shares on any and all shareholder matters (the “Majority Voting Rights”). Additionally, the Company shall not adopt any amendments to the Company’s Bylaws, Articles of Incorporation, as amended, make any changes to the Certificate of Designations establishing the Series A Preferred Stock, or effect any reclassification of the Series A Preferred Stock, without the affirmative vote of at least 60% of the outstanding shares of Series A Preferred Stock. However, the Company may, by any means authorized by law and without any vote of the holders of shares of Series A Preferred Stock, make technical, corrective, administrative or similar changes to such Certificate of Designations that do not, individually or in the aggregate, adversely affect the rights or preferences of the holders of shares of Series A Preferred Stock.

Other than the Majority Voting Rights, our Series A Preferred Stock does not have any other dividend, liquidation, conversion, or redemption rights, whatsoever; provided, however, he Series A Preferred Stock and the rights associated therewith, could act to prevent or delay a change in control.

In February 2017, the Company issued 600 shares of Series A preferred stock to its President for total proceeds of $0.06, and 400 shares of Series A preferred shares to an officer and director for total proceeds of $0.04.

At June 30, 2018 and December 31, 2017, the Company has 1,000 shares of Series A preferred stock issued and outstanding, respectively.

NOTE 8: STOCKHOLDERS’ EQUITY

The Company’s capitalization at December 31, 2017 was 100,000,000 authorized common shares and 20,000,000 authorized preferred shares, both with a par value of $0.0001 per share.

Common Stock

On July 22, 2016, the Company issued 20,000,000 shares of its common stock, at par value of $0.0001 per share, to two directors and officers for the services performed valued at $2,000. The officers and directors of the Company contributed as additional paid in capital in settlement of Company’s expenses of $312 as of December 31, 2016.

On January 10, 2017, the Company effectuated a change in control and redeemed 19,500,000 shares of its then outstanding 20,000,000 shares of common stock upon the resignation of two officers and directors. On January 11, 2017, the Company issued 5,000,000 shares of its common stock at par value and at a discount of $500, accepted resignation of two officers and directors, and pursuant to Section 4(2) of the Securities Act of 1933, appointed Mr. Ali Kasa, to be the Company’s Chief Executive Officer, the sole officer and director. On November 7, 2017, the Company and two former founders and directors of the Company mutually agreed to cancel the remaining 500,000 shares of the Company’s common stock valued at $50 issued to them on July 22, 2016 (Inception Date). The shares were added to the Company’s authorized but not unissued common stock on the date of return.

On February 16, 2017, the Company issued to a family member of the President of the Company 1,000,000 shares of its common stock for total proceeds of $1,000. On February 16, 2017, the Company issued to an officer and director of the Company, an aggregate of 5,000,000 shares of its common stock for total proceeds of $500, or at $0.0001 per share (Note 6).

For the year ended December 31, 2017, the Company sold 14,003,367 shares of its common stock to the Investors between the share price of $0.001 per share to $0.60 per share and received cash proceeds of $160,552. The Company has also received in advance $420 for stock subscription deposits for which the Company has not issued 420,000 shares of common stock as of December 31, 2017. All the stock certificates issued to the investors have been affixed with an appropriate legend restricting sales and transfers. Based on the foregoing, the Company has issued the shares in reliance upon the exemptions from registration provided by Section 4a (2) of the Securities Act of 1933.

As a result of all common stock issuances, the total issued and outstanding shares of common stock at December 31, 2017 and 2016 were 19,003,367 and 20,000,000, respectively.

Preferred Stock

Series A Preferred Stock

The Company’s directors and officers have beneficial ownership of the entire class of the Company’s Series A Preferred Stock, which voting together as a class, have the right to vote 51% of the Company’s voting shares on all shareholder matters (the “Majority Voting Rights”) not adopt any amendments to the Company’s Bylaws, Articles of Incorporation, as amended, make any changes to the Certificate of Designations establishing the Series A Preferred Stock, or effect any reclassification of the Series A Preferred Stock, without the affirmative vote of at least 60% of the outstanding shares of Series A Preferred Stock. However, the Company may, by any means authorized by law and without any vote of the holders of shares of Series A Preferred Stock, make technical, corrective, administrative or similar changes to such Certificate of Designations that do not, individually or in the aggregate, adversely affect the rights or preferences of the holders of shares of Series A Preferred Stock.

Other than the Majority Voting Rights, the Series A Preferred Stock does not have any other dividend, liquidation, conversion, or redemption rights, whatsoever; provided, however, the Series A Preferred Stock and the rights associated therewith, could act to prevent or delay a change in control.

In February 2017, the Company issued 600 shares of Series A preferred stock to its President for total proceeds of $0.06, and 400 shares of Series A preferred shares to an officer and director, who resigned from the Company on October 20, 2017, for total proceeds of $0.04.

At December 31, 2017, the Company has 1,000 shares of Series A preferred stock issued and outstanding.